Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

Note 17. Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)
Quarter Ended	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2018
Operating Revenues	$31,772	$32,203	$32,607	$34,281	$130,863
Operating Income	7,349	6,617	7,675	637	22,278
Net Income	4,666	4,246	5,062	2,065	16,039
Net Income Attributable to Verizon	4,545	4,120	4,924	1,939	15,528
Basic Earnings Per Share Attributable to Verizon(1)	$1.11	$1.00	$1.19	$0.47	$3.76
Diluted Earnings Per Share Attributable to Verizon(1)	$1.11	$1.00	$1.19	$0.47	$3.76

2017
Operating Revenues	$29,814	$30,548	$31,717	$33,955	$126,034
Operating Income	6,963	8,013	6,990	5,459	27,425
Net Income	3,553	4,478	3,736	18,783	30,550
Net Income Attributable to Verizon	3,450	4,362	3,620	18,669	30,101
Basic Earnings Per Share Attributable to Verizon(1)	$0.85	$1.07	$0.89	$4.57	$7.37
Diluted Earnings Per Share Attributable to Verizon(1)	$0.84	$1.07	$0.89	$4.56	$7.36

(1) Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.

Results of operations for 2018 and 2017 include the following after-tax charges (credits) attributable to Verizon:

					(dollars in millions)
	2018				2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Severance, pension and benefits charges (credits)	$—	$250	$(335)	$108	$—	$118	$—	$732
Early debt redemption costs	184	—	352	—	512	—	274	409
Acquisition and integration related charges	82	92	103	142	—	355	100	95
Gain on spectrum license transactions	—	—	—	—	(77)	—	—	(91)
Net gain on sale of divested businesses	—	—	—	—	—	(931)	—	—
Product realignment charges	—	509	—	—	—	—	—	461
Corporate tax reform	—	—	—	—	—	—	—	(16,761)
Oath goodwill impairment	—	—	—	4,527	—	—	—	—
Historical Wireless legal entity restructuring	—	—	—	(2,065)	—	—	—	—

Historical Wireless Legal Entity Restructuring
During the fourth quarter of 2018, we completed an internal reorganization of legal entities within the historical Wireless business and recorded a non-recurring deferred tax benefit of approximately $2.1 billion in our consolidated statement of income for the year ended December 31, 2018, which reduced our deferred tax liability by the same amount.

Corporate Tax Reform
During the fourth quarter of 2017, we recorded a one-time corporate tax reduction of approximately $16.8 billion in (Provision) benefit for income taxes in our consolidated statement of income for the year ended December 31, 2017. Verizon has completed its analysis of the impacts of the TCJA, including analyzing the effects of any IRS and U.S. Treasury guidance issued, and state tax law changes enacted, within the maximum one year measurement period resulting in no significant adjustments to the provisional amount previously recorded.